Condensed consolidated statement of changes in equity (unaudited) (Parenthetical) £ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2024 GBP (£) issuance redemption	Dec. 31, 2023 GBP (£) redemption issuance
Equity		£ 59,110	£ 60,504
Other equity instruments
Equity	[1]	£ 9,875	£ 10,765
Other equity instruments | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities
Number of convertible instruments issued | issuance		1	3
Issue of convertible instruments		£ 619	£ 2,499
Issuance costs of convertible instruments		£ 6	£ 26
Number of convertible instruments redeemed | redemption		1	2
Notional amount		£ 1,509	£ 2,425
Issuance costs of convertible instruments redeemed		£ 6

[1]	Other equity instruments of £9,875m (December 2023: £10,765m) comprise AT1 securities issued to Barclays PLC. Barclays PLC uses funds from market issuances to purchase AT1 securities from Barclays Bank PLC. There was one issuance in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities totalling £619m (net of issuance cost of £6m) and one redemption for £1,509m (net of £6m issuance cost, transferred to retained earnings on redemption) for the period ended 30 June 2024. During the period ended 31 December 2023, there were three issuances in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities totalling £2,499m, which includes issuance costs of £26m and two redemptions totalling £2,425m.